Other Long-term Liabilities, Deferred Revenue and Other (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Deferred Revenue and Other [Abstract]
Deferred revenue related to gas gathering and processing agreement	$ 21.1
Deferred revenue recognized related to gas gathering and processing agreement	$ 1.4